Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Summary of inventories

	December 31, 2019	December 31, 2018
	€	€
Finished goods	9,395	5,935
Less: Provision for decline in value of inventories	—	—

	9,395	5,935